Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of capital lease obligation
2014
Beginning balance, January 1, 2014	$-
Charged to cost of revenues	22,000
Usage	-

Ending balance, June 30, 2014	$22,000

Minimum operating lease payments
2014	$192,000
2015	327,000
2016	329,000
2017	3,000
2018	2,000
$853,000

2014	$333,000
2015	319,000
2016	329,000
2017	3,000
2018	2,000
$986,000